Income Taxes - Changes in Net Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Net deferred tax liabilities at January 1,	$ 624	$ 685
Acquisition of KNOT Shuttle Tankers 26 AS		99
Change in temporary differences	(142)	(198)
Translation differences	(29)	38
Net deferred tax liabilities at December 31,	$ 453	$ 624